2. Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

The majority of cash is maintained with a major financial institution in the United States.  As of June 30, 2013 and December 31, 2012, deposits with this bank did not exceed the amount of insurance provided on such deposits.  The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.